Earnings Per Share - Summary of Reconciliation of Weighted Average Common Shares (Detail) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic earnings per share:
Weighted average common shares									6,919,190	7,306,078	7,483,606
Adjustment for ESOP activity									(546,913)
Weighted average common shares	6,328,324	6,359,556	6,425,687	6,732,456	7,165,957	7,265,597	7,376,726	7,416,716	6,372,277	7,306,078	7,483,606
Dilutive effect of stock options									0	0	0
Weighted average common and incremental shares	6,328,324	6,359,556	6,425,687	6,732,456	7,165,957	7,265,597	7,376,726	7,416,716	6,372,277	7,306,078	7,483,606